COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2012
COMMON SHARES
Schedule of common shares

	Number of Shares	Amount

	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2010	684,359	11,338
Dividend reinvestment and share purchase plan	10,670	378
Exercise of options	1,201	29

Outstanding at December 31, 2010	696,230	11,745
Dividend reinvestment and share purchase plan	5,371	202
Exercise of options	2,260	64

Outstanding at December 31, 2011	703,861	12,011
Exercise of options	1,600	58

Outstanding at December 31, 2012	705,461	12,069

Schedule of stock options activity

	Number of Options	Weighted Average Exercise Prices	Options Exercisable

	(thousands)		(thousands)
Outstanding at January 1, 2010	8,274	$30.56	6,212
Granted	1,367	$35.32
Exercised	(1,201)	$22.04
Forfeited	(34)	$27.35

Outstanding at December 31, 2010	8,406	$32.57	6,458
Granted	970	$38.02
Exercised	(2,260)	$25.86
Forfeited	(16)	$35.83

Outstanding at December 31, 2011	7,100	$35.44	5,165
Granted	1,978	$42.03
Exercised	(1,600)	$33.13
Forfeited	(44)	$36.55

Outstanding at December 31, 2012	7,434	$37.69	4,588

Schedule of stock options outstanding and exercisable by the range of exercise price

at December 31, 2012	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

	(thousands)		(years)	(thousands)		(years)
$30.10 to $31.97	1,093	$31.95	3.2	1,093	$31.95	3.2
$32.40 to $35.08	1,387	$34.64	4.0	1,160	$34.55	4.0
$35.23 to $37.93	1,202	$37.52	5.0	556	$37.22	4.9
$38.10 to $39.75	1,750	$38.83	1.7	1,750	$38.83	1.7
$41.65 to $45.29	2,002	$42.03	6.1	29	$41.87	5.9

	7,434	$37.69	3.9	4,588	$35.93	2.7